UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   November 13, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      64

Form 13F Information Table Value Total:      2,657,069(x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        Natixis Global Asset Management, L.P

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
NAME OF ISSUER          TITL  CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        E OF             X1000                 DISC.    ER
                        CLAS                                            MGR
                        S
                                                                             SOLE     SHR      NONE
Advance Auto Parts      COM   00751Y106  10618    316400  SH   Defined       39300    277100
Inc.
Alpha Natural           COM   02076x102  102530   4413700 SH   Defined       99700    3963700  350300
Resources Inc.
Alpharma Inc. - Cl. A   COM   020813101  25074    1173899 SH   Defined       2600     1043299  128000
American Greetings      COM   026375105  8164     309228  SH   Defined       900      268628   39700
Corp. Cl A
American Standard Cos   COM   029712106  15256    428300  SH   Defined       28300    400000
Inc
AnnTaylor Stores Corp.  COM   036115103  48332    1526100 SH   Defined       11300    1371600  143200
Arch Chemical Inc.      COM   03937R102  74816    1595899 SH   Defined       3800     1421999  170100
Ashland Inc.            COM   044209104  9170     152300  SH   Defined       18900    133400
Beacon Roofing Supply   COM   073685109  21953    2148045 SH   Defined       4900     1879045  264100
Brookfield Asset        COM   112585104  118239   3071135 SH   Defined       77637    2752174  241324
Management -
CEC Entertainment,      COM   125137109  45008    1675011 SH   Defined       13500    1500911  160600
Inc.
Cabot Corp.             COM   127055101  63765    1794674 SH   Defined       34100    1609574  151000
Cabot Microelectronics  COM   12709P103  86007    2011852 SH   Defined       42300    1816497  153055
Cambrex Corp.           COM   132011107  26017    2389098 SH   Defined       5100     2140098  243900
CapLease, Inc.          COM   140288101  40170    3918998 SH   Defined       9500     3486998  422500
Cedar Shopping Centers  COM   150602209  44003    3230798 SH   Defined       6800     2876898  347100
Inc.
Central European Media  COM   G20045202  121768   1327752 SH   Defined       28500    1199852  99400
Charming Shoppes        COM   161133103  56127    6681818 SH   Defined       144400   6042818  494600
Clean Harbors Inc.      COM   184496107  46505    1044585 SH   Defined       2600     931275   110710
Cognex Corp             COM   192422103  668      37600   SH   Defined                28600    9000
Comstock Resources      COM   205768203  46288    1500900 SH   Defined       3000     1315800  182100
Inc.
Corn Products Intl Inc  COM   219023108  17317    377531  SH   Defined       1098     325933   50500
Curtiss-Wright Corp     COM   231561101  32010    673900  SH   Defined       45100    628800
Cytec Industries, Inc.  COM   232820100  68527    1002000 SH   Defined       24400    895500   82100
DJO Inc.                COM   23325G104  11372    231600  SH   Defined       700      203300   27600
DRS Technologies        COM   23330X100  37842    686532  SH   Defined       2000     660032   24500
Devon Energy Corp.      COM   25179M103  36820    442544  SH   Defined       31260    411284
Dress Barn Inc.         COM   261570105  25270    1485590 SH   Defined       3500     1320890  161200
Drew Industries         COM   26168L205  16170    397498  SH   Defined       900      343898   52700
Esterline Technologies  COM   297425100  66315    1162399 SH   Defined       3000     1122799  36600
Corp
FTI Consulting          COM   302941109  57580    1144498 SH   Defined       2800     1014798  126900
Franklin Electric Co    COM   353514102  59252    1441298 SH   Defined       29300    1301298  110700
Inc
Haemonetics Corp.       COM   405024100  52605    1064457 SH   Defined       2400     945957   116100
Henry Schein, Inc.      COM   806407102  6023     99000   SH   Defined       12400    86600
Itron Inc               COM   465741106  67036    720279  SH   Defined       1700     639479   79100
Kaman Corp              COM   483548103  10715    310034  SH   Defined       800      265234   44000
Kennametal Inc.         COM   489170100  117034   1393591 SH   Defined       28000    1256817  108774
Lance Inc               COM   514606102  19423    843748  SH   Defined       1887     753120   88741
Liberty Media Corp. -   COM   53071M302  11734    93998   SH   Defined       7259     86739
Ser A
Liz Claiborne           COM   539320101  9049     263600  SH   Defined       35000    228600
Mid-America Apartment   COM   59522J103  32014    642200  SH   Defined       11800    569000   61400
Communit
Nabors Industries Ltd   COM   G6359F103  11037    358700  SH   Defined       52300    306400
Novagold Resources      COM   66987E206  78819    4774000 SH   Defined       106000   4293600  374400
Inc.
O'Reilly Automotive     COM   686091109  11507    344412  SH   Defined       43000    301412
Inc.
Officemax, Inc          COM   67622P101  14808    432100  SH   Defined       30900    401200
Parexel Intl Corp       COM   699462107  56242    1362774 SH   Defined       3200     1211874  147700
Patterson-UTI Energy    COM   703481101  72812    3226035 SH   Defined       60200    2886235  279600
Inc.
R.R. Donnelley & Sons   COM   257867101  5692     155700  SH   Defined       19700    136000
Regis Corp.             COM   758932107  36521    1144498 SH   Defined       3100     1013398  128000
Republic Services Inc.  COM   760759100  17647    539512  SH   Defined       68450    471062
- Cl.A
Scholastic Corp.        COM   807066105  45044    1292143 SH   Defined       3300     1142547  146296
Shaw Group Inc.         COM   820280105  79760    1372798 SH   Defined       33000    1220298  119500
Simpson Manufacturing   COM   829073105  56323    1768398 SH   Defined       46800    1552698  168900
Steelcase Inc. Cl A     COM   858155203  6372     354400  SH   Defined       43900    310500
Thor Industries, Inc.   COM   885160101  19926    442900  SH   Defined       30700    412200
UGI Corp.               COM   902681105  76702    2952346 SH   Defined       55700    2674646  222000
United Stationers Inc   COM   913004107  73436    1322698 SH   Defined       38100    1193898  90700
Universal Health        COM   913903100  20027    368000  SH   Defined       25200    342800
Services - B
Urban Outfitters Inc.   COM   917047102  8576     393400  SH   Defined       55200    338200
Wabco Holdings Inc.     COM   92927K102  6967     149023  SH   Defined       10166    138857
Warnaco Group           COM   934390402  55881    1430282 SH   Defined       3100     1283198  143984
West Pharmaceutical     COM   955306105  73189    1756812 SH   Defined       28700    1583512  144600
Services I
Williams-Sonoma Inc     COM   969904101  20573    630700  SH   Defined       37800    592900
Zale Corp.              COM   988858106  44623    1928399 SH   Defined       61700    1738099  128600



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